GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
Office and administrative	$ 1,911	$ 643
Professional fees	1,702	1,389
Regulatory and transfer agent	662	142
Salaries and benefits	2,932	2,156
Total general and administrative expense	$ 7,207	$ 4,330